XAUt - Schedule of XAUt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of XAUt [Line Items]
Total carrying amount of XAUt	$ 72,476,837
Host contract [Member]
Schedule of XAUt [Line Items]
Total carrying amount of XAUt	67,262,570
Embedded derivative [Member]
Schedule of XAUt [Line Items]
Total carrying amount of XAUt	$ 5,214,267